INCOME TAXES - Net Operating Losses and Valuation Allowance (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Valuation Allowance	$ 529	$ 0
Federal
INCOME TAXES
Net operating loss carry forwards	1,000	3,700
State
INCOME TAXES
Net operating loss carry forwards	$ 1,800	$ 1,200